Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Inventory
Inventories, last-in, first-out (LIFO) cost flow assumption	$ 607,326	$ 635,024
LIFO (credit) charge	(3,721)	7,892	$ (10,023)
Amount of decrease in the cost of revenues due to the effect of LIFO inventory liquidation	$ 2,375	$ 42,880	$ 20,659